Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax [Abstract]
Summary of Income Tax Recognised in Profit or Loss	Income Tax Recognized in Profit or Loss

	For the six months ended June 30
	2022	2023
Current tax
In respect of current period	$—	$64,751